BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BORROWINGS [Abstract]
Long-term Borrowings

	December 31,
(Dollars in millions)	2011	2010

Borrowings consisted of:
7% notes due 2012	$147	$151
3% debentures due 2015	250	250
6.30% notes due 2018	176	178
5.5% notes due 2019	250	250
4.5% debentures due 2021	250	250
7 1/4% debentures due 2024	243	243
7 5/8% debentures due 2024	54	54
7.60% debentures due 2027	222	222
Credit facility borrowings	--	--
Other	6	6
Total borrowings	1,598	1,604
Borrowings due within one year	(153)	(6
Long-term borrowings	$1,445	$1,598

Fair Value of Borrowings
The fair value for fixed-rate borrowings is based on current interest rates for comparable securities.  The Company's floating-rate borrowings approximate fair value.

	December 31, 2011		December 31, 2010
(Dollars in millions)	Recorded Amount	Fair Value	Recorded Amount	Fair Value

Long-term borrowings	$1,445	$1,656	$1,598	$1,688